OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07871
TD WATERHOUSE PLUS FUNDS, INC.
(FORMERLY KNOWN AS NATIONAL INVESTORS CASH MANAGEMENT FUND, INC)
(Exact name of registrant as specified in charter) 100 Wall Street, New York, New York 10005
(Address of principal executive offices)	(Zip code)
George O. Martinez, President, TD Waterhouse Plus Funds, Inc., 100 Summer Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code:	212-908-7537

Date of fiscal year end:	October 31, 2005

Date of reporting period :	January 31, 2005

                Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

                A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

                File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

	TD WATERHOUSE PLUS FUNDS, INC. MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2005 (unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—13.3%
$1,701,759	Americredit Automobile Receivables Trust 2004-1, Class A-1, 1.77%, due 9/6/05 (GTY: AMBAC)	1.77	$1,701,759
23,000,000	Aquinas Funding LLC, 2.02%, due 3/10/05 (Credit: MBNA Insurance Corp./Rabobank Nederland) (Note C)	2.02	22,952,690
10,000,000	LEAFs, LLC, 2.50%, due 2/22/05 (Credit: AIG/Financial Products Corp.) (Notes A, C)	2.50	10,000,000
6,685,000	LEAFs, LLC, 2.51%, due 2/21/05 (Credit: AIG) (Notes A, C)	2.51	6,685,000
10,000,000	Liberty Light US Capital, 2.59%, due 2/3/05 (Notes A, C)	2.55	10,001,343
8,000,000	Metropolitan Life Global Funding I, 2.60%, due 2/28/05 (Notes A, C)	2.60	8,000,000
10,000,000	RACERS Trust Ser. 2004-6-MM, 2.52%, due 2/22/05 (GTY: Lehman Bros. Holdings Inc.) (Notes A, C)	2.52	10,000,000

			69,340,792

	BROKER/DEALER OBLIGATIONS—10.6%
5,000,000	Goldman Sachs Group, Inc., 2.47%, due 2/15/05 (Notes A, C)	2.47	5,000,000
13,000,000	Goldman Sachs Group, Inc., 2.81%, due 3/15/05 (Notes A, C)	2.81	13,000,000
12,000,000	Merrill Lynch & Co., Inc., 2.58%, due 2/11/05 (Note A)	2.58	12,000,000
4,000,000	Morgan Stanley, 2.48%, due 2/15/05 (Note A)	2.48	4,000,000
5,000,000	Morgan Stanley, 2.43%, due 2/3/05 (Note A)	2.43	5,000,000
16,000,000	Morgan Stanley, 2.39%, due 2/4/05 (Note A)	2.39	16,000,420

			55,000,420

	FINANCE & INSURANCE OBLIGATIONS—2.3%
2,200,000	Kokomo Grain Co., Inc., Ser. 2002-A, 2.63% (Notes B, C)	2.63	2,200,000
10,000,000	Sigma Finance Inc., due 7/22/05	2.83	9,867,475

			12,067,475

	LOAN PARTICIPATIONS—6.3%
5,000,000	Army Air Force Exchange Services, 2.38%, due 2/4/05 (Note D)	2.38	5,000,000
10,000,000	Cos-Mar Company, 2.55%, due 2/25/05 (GTY: General Electric Co.) (Notes A, D)	2.55	10,000,000
12,000,000	Luddite Associates, 2.31%, due 2/7/05 (GTY: Prudential Insurance Co. of America ) (Note D)	2.31	12,000,000
4,000,000	Perseverance Associates L.P., 2.31%, 2/7/05 (GTY: Prudential Insurance Co. of America ) (Note D)	2.31	4,000,000
2,000,000	Wellesley College, 2.76%, due 5/2/05 (Note D)	2.76	2,000,000

			33,000,000

	TOTAL CORPORATE OBLIGATIONS—32.5%		169,408,687

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—1.9%
10,000,000	Irish Life & Permanent PLC, due 4/21/05	2.64	9,942,506

	BANK NOTES—9.5%
5,000,000	Bank of New York Co., Inc., 2.57%, due 2/28/05 (Note A)	2.57	5,000,000
10,000,000	Bayerische Landesbank, NY, 2.51%, due 2/24/05 (Note A)	2.51	10,000,000
10,000,000	Irish Life & Permanent PLC, 2.50%, due 2/21/05 (Note A)	2.49	9,998,618
8,000,000	Royal Bank of Canada, 2.43%, due 2/10/05 (Note A)	2.43	8,000,000
1,600,000	Wells Fargo & Co., 2.44%, due 2/2/05 (Note A)	2.42	1,601,052
10,000,000	Wells Fargo & Co., 2.45%, due 2/15/05 (Note A)	2.45	10,000,000
5,000,000	Westpac Banking Corp. NY, 2.45%, due 3/11/05 (Note A)	2.45	5,000,000

			49,599,670

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—5.4%
13,000,000	Canadian Imperial Bank of Commerce, 2.53%, due 2/15/05 (Note A)	2.53	13,000,000
10,000,000	Canadian Imperial Bank of Commerce, 1.94%, due 2/14/05	1.94	9,999,817
5,000,000	Fortis Bank, 2.19%, due 6/9/05	2.19	4,998,519

			27,998,336

	DOMESTIC BANK SUPPORTED OBLIGATIONS—16.0%
2,065,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 2.50% (LOC: Fifth Third Bank) (Note B)	2.47	2,065,000
1,900,000	ASC Manufacturing, Ltd Adj. Rate Tax. Secs., Ser. 2003, 2.50% (LOC: Fifth Thrid Bank) (Note B)	2.47	1,900,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax Secs, Ser. 1999, 2.50% (LOC: Fifth Third Bank) (Note B)	2.47	1,035,000
2,000,000	Community HDC Tax., Ser. 2004, 2.52% (LOC: Wells Fargo Bank, N.A.) (Note B)	2.52	2,000,000
2,000,000	Country Class Assets, LLC Tax., Ser. 2004A, 2.50%, (LOC: Bank of America, N.A.) (Note B)	2.47	2,000,000
1,500,000	D&I Properties, LLC Tax., Ser. 2004, 2.57% (LOC: Wells Fargo Bank, N.A.) (Note B)	2.53	1,500,000
500,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser. 2003,
	2.50% (LOC: Fifth Third Bank) (Note B)	2.47	500,000
1,700,000	DBH Associates - Ohio L.P. Adj. Tax. Secs., Ser. 2002, 2.50% (LOC: Fifth Third Bank) (Note B)	2.47	1,700,000
640,000	Dominican Sisters, St. Mary’s of The Springs, Tax., Ser. 2000, 2.50% (LOC: Fifth Third Bank) (Note B)	2.47	640,000
1,500,000	EXAL Corp., Adj. Rate Tax. Secs., Ser. 2003, 2.50% (LOC: Fifth Third Bank) (Note B)	2.47	1,500,000
4,000,000	Galloway Company, Tax., Ser. 2003, 2.69% (LOC: Bank One, N.A.) (Note B)	2.65	4,000,000
1,415,000	General Secretariat of the OAS, Tax., Ser. A, 2.52% (LOC: Bank of America, N.A.) (Note B)	2.49	1,415,000
3,852,000	Kern Water Bank Auth., Ser. 2003B (Taxable), 2.52% (LOC: Wells Fargo Bank, N.A.) (Note B)	2.49	3,852,000
1,000,000	Lauren Co., LLC Tax., Ser. 2003, 2.52% (LOC: Wells Fargo Bank, N.A.) (Note B)	2.49	1,000,000

	TD WATERHOUSE PLUS FUNDS, INC. MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2005 (unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$15,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 2.55% (LOC: Wachovia Bank, N.A.) (Note B)	2.55	$15,000,000
4,000,000	M&M Drying, Ltd., Minerva Real Estate, LLC, Ser. 2003, 2.60% (LOC: Bank One, N.A.) (Note B)	2.56	4,000,000
2,000,000	New Lexington Clinic, P.S.C. Adj. Rate Tax. Secs., Ser. 2003, 2.50% (LOC: Fifth Third Bank) (Note B)	2.47	2,000,000
5,385,000	New Plaza Management, LLC, Ser. 2003, 2.51% (LOC: U.S. Bank, N.A.) (Note B)	2.48	5,385,000
3,630,000	Quadra, Inc. and S.L.J.B., LLC Tax., Ser. 2003, 2.60% (LOC: Bank One, N.A.) (Note B)	2.56	3,630,000
1,420,000	PPC Investors, LLC Tax., Ser. 2003, 2.52% (LOC: Wells Fargo Bank, N.A.) (Note B)	2.49	1,420,000
8,455,000	Riddle Memorial Hospital Health Care Center III Assoc., Tax., Ser 2003, 2.50% (LOC: PNC Bank, N.A.) (Note B)	2.47	8,455,000
1,200,000	R.M.D. Corp. Adj. Rate Tax. Secs, Ser. 2003, 2.50% (LOC: Fifth Third Bank) (Note B)	2.47	1,200,000
1,900,000	Royce G. Pulliam M & A, LLC Adj. Rate Tax. Secs., Ser. 2003, 2.50% (LOC: Fifth Third Bank) (Note B)	2.47	1,900,000
2,400,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004, 2.56% (LOC: Bank of America, N.A.) (Note B)	2.53	2,400,000
5,000,000	Smith of Georgia, LLC Tax., Ser. 2004, 2.50%, (LOC Fifth Third Bank) (Note B)	2.47	5,000,000
1,100,000	Sound Class Assets, LLC, Ser. 2003A, 2.55% (LOC: Bank of America, N.A.) (Note B)	2.52	1,100,000
2,400,000	The Garlands of Barrington Lenders Inc. Tax., Ser. 2002B, 2.40% (LOC: Bank One, N.A.) (Note B)	2.37	2,400,000
2,495,000	The Scranton Times, L.P., Var. Rate Term Notes, Ser. 1997, 2.42% (LOC: PNC Bank, N.A.) (Note B)	2.42	2,495,000
600,000	Wagner Moving & Storage, Inc. Adj. Rate Tax. Secs., Ser 2002, 2.50% (LOC: Fifth Third Bank) (Note B)	2.47	600,000
1,500,000	Westgate Investment Fund, LLC Tax., Ser. 2005, 2.52% (LOC: Wells Fargo Bank, N.A.) (Note B)	2.49	1,500,000

			83,592,000

	FOREIGN BANK SUPPORTED OBLIGATIONS—5.5%
8,000,000	Banco Continental de Panama, S.A., Ser. A, due 2/10/05 (LOC: Calyon NY )	1.97	7,996,100
5,000,000	Banco Cuscatlan, S.A., due 4/5/05 (LOC: ING Bank, N.V.)	2.57	4,977,688
5,000,000	HBOS Treasury Services PLC, 2.41%, due 2/1/05 (GTY: Bank of Scotland ) (Note A)	2.41	5,000,000
2,000,000	HBOS Treasury Services PLC, 2.40%, due 2/21/05 (GTY: Bank of Scotland ) (Note A)	2.40	2,000,000
8,500,000	HBOS Treasury Services PLC, 2.55%, due 3/24/05 (GTY: Bank of Scotland ) (Note A)	2.55	8,500,000

			28,473,788

	TOTAL BANK OBLIGATIONS—38.3%		199,606,300

	TAXABLE MUNICIPAL OBLIGATIONS
2,700,000	Brooks Cty. Dev. Auth. Tax. IDB (Landboard, Inc. Proj.) Ser. 2003, 2.56% (LOC: Bank of America, N.A.)
	(Note B)	2.56	2,700,000
1,800,000	California Infrastructure & Econ. Dev. Bank Tax., IDRB, Ser. 2003B (Surtec, Inc. Proj.), 2.63%
	(LOC: Comerica Bank, N.A.) (Note B)	2.59	1,800,000
5,000,000	California PCFA Environmental Improvement Rev. Bonds (ARCO Project), Tax. Ser. 1997, 2.42%, due 2/14/05
	(GTY: BP Amoco PLC) (Note C)	2.42	5,000,000
840,000	Florida HFC Tax. Housing Rev. Bonds 1999 Ser. G-2 ( Valencia Villiage Apts.) 2.66% (Credit: FNMA) (Note B)	2.63	840,000
1,050,000	Florida HFC Tax. Housing Rev. Bonds 2000 Ser. E-2 ( Waterford Pointe Apts.), 2.68% (Credit: FNMA) (Note B)	2.64	1,050,000
700,000	Greenville (S.C.) Memorial Auditorium Dist. Pub. Facs. Corp., Tax. COP ( Bi-Lo Center Proj.) Ser. 1998C, 2.66%
	(LOC: Bank of America, N.A.) (Note B)	2.62	700,000
1,500,000	Illinois Dev. Auth. Revenue Bonds ( American College of Surgeons Proj.) Tax. Ser. 1996, 2.55%
	(LOC: Northern Trust Company) (Note B)	2.52	1,500,000
3,900,000	Illinois DFA, IDRB (MZG Assoc. LLC Proj.), Tax. Ser. 2000, 2.50% (LOC: FHLB) (Note B)	2.47	3,900,000
1,120,000	Illinois Student Asst. Comm., Student Loan Rev. Bonds, Tax., Ser. 1998B, 2.38%
	(Credit: Bank of America NT & SA; MBIA) (Note B)	2.35	1,120,000
9,000,000	Jackson Energy Auth. ( Jackson, TN ) Adj. Rate Rev. Bonds, Ser. 2003B, 2.52%
	(Credit: FGIC; Bank of America, N.A.) (Note B)	2.49	9,000,000
8,240,000	Maryland Health and HEFA, Tax. Rev. Bonds ( Charlestown Community Issue), Ser. 1998B, 2.45%
	(LOC: Wachovia Bank, N.A) (Note B)	2.45	8,240,000
11,250,000	San Jose, CA Redev. Agency Merged Area Redev. Proj. Tax. Rev. Bonds 2003, Ser. A, 2.35%
	(LOC: JPMorgan Chase Bank) (Note B)	2.32	11,250,000
13,300,000	Township of Derry Indus. & Commercial Dev. Auth. Tax., Ser. 2001 ( GIANT Center Proj., Hershey, PA ),
	2.56% (LOC: PNC Bank, N.A.) (Note B)	2.52	13,300,000
2,000,000	Utah Telecom. Open Infrastructure Agy. Tax. Adj. Rate Telecom. Rev. Bonds Ser. 2004, 2.52%,
	(LOC: Bank of America, N.A.) (Note B)	2.49	2,000,000
5,000,000	Westchester County Health Care Corp. Tax. CP Notes, Ser. 2, due 2/2/05 (GTY: BP Amoco PLC)	2.40	4,999,667

	TOTAL TAXABLE MUNICIPAL OBLIGATIONS—13.0%		67,399,667

	U.S. GOVERNMENT AGENCY OBLIGATIONS
7,362,500	Fannie Mae Mortgage-Backed Discount Notes, due 4/1/05	2.62	7,331,128
4,650,000	Fannie Mae Mortgage-Backed Discount Notes, due 4/1/05	2.63	4,630,033
7,971,000	Fannie Mae Mortgage-Backed Discount Notes, due 4/1/05	2.57	7,937,688
4,262,000	Fannie Mae Mortgage-Backed Discount Notes, due 5/2/05	2.11	4,239,838
15,000,000	Fannie Mae Notes, 1.55%, due 5/4/05 (Note E)	1.55	15,000,000
10,000,000	Federal Home Loan Mortgage Corporation Notes, 1.70%, due 12/30/05 (Note E)	1.70	9,871,965

	U.S. GOVERNMENT AGENCY OBLIGATIONS—9.4%		49,010,652

	REPURCHASE AGREEMENT—7.9%
41,157,000	Bank of America Securities LLC
	• 2.50%, dated 1/31/05, due 2/1/05 in the amount of $41,159,858
	• fully collateralized by U.S. Government obligation, coupon 5.500%, maturity 11/1/34,
	value $41,980,140	2.50	41,157,000

	TOTAL INVESTMENTS
	(Cost $526,582,306) † —101.1%		526,582,306

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.1)%		(5,726,157)

	NET ASSETS—100.0%		$520,856,149

TD WATERHOUSE PLUS FUNDS, INC. MONEY MARKET PLUS PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2005 (unaudited)

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2005. Dates shown represent the next interest reset date.

(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(C)	Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2005, these securities amounted to $92,839,033 or 17.8% of net assets. These securities have been deemed liquid by the Board of Directors.

(D)	This obligation was acquired for investment, not with the intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. At January 31, 2005, the value of these securities amounted to $33,000,000 representing 6.3% of net assets.

(E)	Security may be called at issuer’s option prior to listed maturity date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
DFA	Development Finance Authority
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FNMA	Fannie Mae
GTY	Guarantee
HDC	Housing Development Corporation
HEFA	Health & Education Facilities Authority
HFC	Housing Finance Commission
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
PCFA	Pollution Control Finance Authority

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Waterhouse Plus Funds, Inc.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	March 22, 2005

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	March 22, 2005

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer

Date	March 22, 2005

* Print the name and title of each signing officer under his or her signature.